15. STOCK-BASED COMPENSATION (Detail 1) (USD $)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 $12.90	Dec. 31, 2012 $866.25-$871.50
Number Outstanding			12,000	1
Weighted Average Remaining Contractual Life (yrs)			8 years 7 months 2 days	2 years 6 months 25 days
Weighted Average Exercise Price			$ 12.90	$ 867.30
Number Exercisable	5,000	1,000	4	1
Weighted Average Exercise Price	$ 147.45	$ 867.30	$ 12.90	$ 867.30